GOODWILL AND INTANGIBLE ASSETS - SCHEDULE OF INTANGIBLE ASSETS WITH DEFINITE LIVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Intangible assets with definite lives
Gross Carrying Amount	$ 12,571	$ 29,841
Accumulated Amortization	(9,350)	(10,815)
Total	$ 3,221	$ 19,026
Weighted-average useful life (in years)	4 years 2 months	1 year 10 months
Trade Names
Intangible assets with definite lives
Gross Carrying Amount	$ 5,296	$ 6,206
Accumulated Amortization	(5,119)	(4,045)
Total	$ 177	$ 2,161
Weighted-average useful life (in years)	3 years	2 years 5 months
Customer Lists
Intangible assets with definite lives
Gross Carrying Amount		$ 16,002
Accumulated Amortization		(3,898)
Total		$ 12,104
Weighted-average useful life (in years)		11 months
Technology
Intangible assets with definite lives
Gross Carrying Amount	$ 4,275	$ 4,633
Accumulated Amortization	(3,531)	(2,772)
Total	$ 744	$ 1,861
Weighted-average useful life (in years)	2 years	2 years
Other
Intangible assets with definite lives
Gross Carrying Amount	$ 3,000	$ 3,000
Accumulated Amortization	(700)	(100)
Total	$ 2,300	$ 2,900
Weighted-average useful life (in years)	5 years	5 years